Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Registrant Name	DoubleDown Interactive Co., Ltd.
Entity Central Index Key	0001799567
Current Fiscal Year End Date	--12-31
Amendment Description	This report on Form 6-K/A (this “Amendment”) amends the report on Form 6-K previously furnished on August 9, 2022 (the “Original 6-K”) to (i) provide the unaudited consolidated financial statements for the three and six months ended June 30, 2022 (the “Interim Financial Statements”) of DoubleDown Interactive Co., Ltd. set forth on Exhibit 99. 1 to this Amendment using Inline eXtensible Business Reporting Language (“iXBRL”), in accordance with Section 405 of Regulation S-T and Paragraph C.(6)(b) of the General Instructions to Form 6-K, and (ii) correct a rounding error with respect to the amount of total shareholders’ equity as of June 30, 2022 on page F-4 of the Interim Financial Statements. The Interim Financial Statements were previously furnished without iXBRL as Exhibit 99.2 to the Original 6-K. Except as described above, this Amendment does not amend, update or restate any information set forth in the Original 6-K or reflect any events that occurred subsequent to the original date of the Original 6-K.